Collection Period Ended 30-Nov-2009
Principal Note
Payment Factor
38,299,240.08 0.612162
0.00 1.000000
0.00 1.000000
0.00 1.000000
38,299,240.08
Interest & Principal
Payment
38,348,501.91
192,975.00
619,291.67
92,279.25
$39,253,047.83
Mercedes-Benz Auto Receivables Trust 2009-1
Investor Report

30-Nov-2009
Determination Date 11-Dec-2009
Amounts in USD
Dates
Collection Period No. 2
Record Date 14-Dec-2009
Distribution Date 15-Dec-2009
Collections Period (from... to) 1-Nov-2009
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Nov-2009 15-Dec-2009 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 16-Nov-2009 15-Dec-2009 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 279,000,000.00 279,000,000.00 279,000,000.00
Face Amount
Class A-1 Notes 312,000,000.00 229,293,650.09 190,994,410.01 122.753975
Class A-4 Notes 45,570,000.00 45,570,000.00 45,570,000.00
0.000000
Class A-3 Notes 445,000,000.00 445,000,000.00 445,000,000.00 0.000000
Overcollateralization 113,544,383.06 123,848,726.37 128,300,855.28
0.000000
Total Note Balance
1,081,570,000.00
998,863,650.09
960,564,410.01
1,146,835,959.88
Yield Supplement Overcollateralization Amount 64,841,735.28 60,218,615.76 57,970,694.59
Adjusted Pool Balance 1,195,114,383.06 1,122,712,376.46 1,088,865,265.29
Amount Percentage
Initial Overcollateralization Amount 113,544,383.06 9.50%
Pool Balance
1,259,956,118.34
1,182,930,992.22
Target Overcollateralization Amount 144,274,647.65 13.25%
Current Overcollateralization Amount 128,300,855.28 11.78%
0.157890
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
1.391667
122.911865
Class A-2 Notes 0.830000% 192,975.00 0.691667 0.691667
Class A-1 Notes 0.266700% 49,261.83
1.391667
Class A-4 Notes 2.430000% 92,279.25 2.025000 2.025000
Class A-3 Notes 1.670000% 619,291.67
Total
$953,807.75
Available Funds
Distributions
Principal Collections 35,981,859.26 (1) Total Servicing Fee 985,775.83
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 4,256,505.79 Nonrecoverable Advances to the Servicer 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 953,807.75
Investment Earnings 458.61 (6) Regular Principal Distributable Amount 38,299,240.08
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
40,238,823.66 (7) Additional Servicing Fee and Transition Costs 0.00
0.00
Total Distribution
40,238,823.66
Distribution Detail
Available Funds
40,238,823.66
(9) Excess Collections to Certificateholders 0.00
Total Trustee Fee 0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 985,775.83 985,775.83
thereof on Class A-1 Notes 49,261.83 49,261.83 0.00
Monthly Interest Distributable Amount 953,807.75 953,807.75 0.00
thereof on Class A-3 Notes 619,291.67 619,291.67 0.00
thereof on Class A-2 Notes 192,975.00 192,975.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 92,279.25 92,279.25 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 953,807.75 953,807.75 0.00
Aggregate Principal Distributable Amount 38,299,240.08 38,299,240.08 0.00
Regular Principal Distributable Amount 38,299,240.08 38,299,240.08 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,987,785.96
Reserve Fund Amount - Beginning Balance 2,987,785.96
plus top up Reserve Fund up to the Required Amount 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,987,785.96
plus Net Investment Earnings for the Collection Period 22.98 minus Net Investment Earnings 22.98
Net Investment Earnings on the Collection Account 435.63
Investment Earnings for the Collection Period 458.61
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 22.98
42,083
Cutoff Date Pool Balance 1,259,956,118.34 43,055
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs 10,281,710.93
Principal Purchase Amounts 0.00
Principal Collections 25,700,148.33
Pool Factor 91.02%
As of Cutoff Date Current
Principal Gross Losses 113,173.08
Pool Balance end of Collection Period 1,146,835,959.88 41,611
Weighted Average Seasoning (months) 13.16 16.35
Delinquency Profile *
Weighted Average APR 4.32% 4.32%
Weighted Average Number of Remaining Payments 50.18 47.54
Current 1,140,917,527.52 41,437 99.48%
Amount Number of Receivables Percentage
61-90 Days Delinquent 1,334,757.90 34 0.12%
31-60 Days Delinquent 3,947,956.37 123 0.34%
91-120 Days Delinquent 635,718.09 17 0.06%
Pool Balance beginning of Collection Period 1,182,930,992.22
Total 1,146,835,959.88 41,611 100.00%
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 113,173.08
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.009%
Principal Net Losses 113,173.08
Cumulative Principal Net Losses 115,069.96
Principal Net Liquidation Proceeds 0.00